Investments under Resale Agreements and Obligations under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Instruments Acquired Under Agreements to Resale
a)	The Bank purchases financial instruments to resell them on a future date. As of December 31, 2021 and 2020 the instruments acquired under agreements to resell are as follows:

	As of December 31, 2021				As of December 31, 2020
		Between 3				Between 3
	Up to 3	months and	Over 1		Up to 3	months and	Over 1
	months	1 year	year	Totals	months	1 year	year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	12,361	—	—	12,361	—	—	—	—
Government securities	29,508	26,445	—	55,953	—	43,633	—	43,633
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	64,361	23,845	—	88,206	40,540	—	—	40,540
Notes	—	15,289	—	15,289	—	—	—	—
Other securities	—	—	—	—	—	—	—	—
Foreign financial securities
Central Banks and Government securities	426,193	668	704	427,565	14,072	—	1,477	15,549
Other foreign instruments	6,804	—	—	6,804	5,858	—	—	5,858
Totals	539,227	66,247	704	606,178	60,470	43,633	1,477	105,580

Schedule of Instruments Acquired Under Agreements to Repurchase
b)	As of December 31, 2021 and 2020, the instruments acquired under agreements to repurchase are as follows:

	As of December 31, 2021				As of December 31, 2020
		Between 3				Between 3
	Up to 3	months and	Over 1		Up to 3	months and	Over 1
	months	1 year	year	Totals	months	1 year	year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	198,013	—	—	198,013	310,565	—	—	310,565
Government securities	11,762	—	—	11,762	49,337	—	—	49,337
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	2,581	—	—	2,581	39,691	—	—	39,691
Notes	—	—	—	—	—	—	—	—
Other Chilean securities	—	—	—	—	—	—	—	—
Foreign financial securities
Central Banks and Government securities	—	—	—	—	—	—	—	—
Other foreign instruments	253,650	—	—	253,650	239,258	—	—	239,258
Totals	466,006	—	—	466,006	638,851	—	—	638,851